Subsequent events - Bond re-issuance (Details) - Reissuance of bonds - Re-issued bonds - Caledonia Holdings Zimbabwe (Private) Limited $ in Millions	Feb. 24, 2026 USD ($)
Subsequent events
Principal value	$ 2
Nominal interest rate	11.50%
Tenor of bond (in years)	3 years